INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of deferred income and social contribution taxes

	December 31,	December 31,
	2021	2020
Tax loss	1,156,876	1,013,008
Negative tax basis of social contribution	411,074	329,412

Assets temporary differences
Provision for judicial liabilities	249,345	233,100
Operating provisions and other losses	965,130	1,051,096
Exchange rate variation	6,555,202	6,112,906
Derivatives losses (“MtM”)	2,193,693	2,303,833
Amortization of fair value adjustment on business combination	699,535	718,645
Unrealized profit on inventories	298,888	176,847
Leases	373,372	287,066
Provision of deferred taxes on results of associates abroad		33,893
Other temporary differences (1)		158,172
	12,903,115	12,417,978

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	746,489	469,875
Property, plant and equipment - deemed cost	1,316,859	1,385,642
Accelerated tax depreciation	944,949	1,025,136
Borrowing cost	99,399	110,036
Fair value of biological assets	430,966	237,879
Deferred taxes, net of fair value adjustment	427,313	469,419
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)	198,027	43,559
Other temporary differences	9,184
	4,173,186	3,741,546

Non-current assets	8,729,929	8,677,002
Non-current liabilities		570

1)

On December 29, 2020, with the final decision of Administrative Council for Economic Defense's ("CADE") approval, related to the purchase and sale agreement of rural property, Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code ("CTN"). As the accounting recognition only occurred at the Closing of the transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	December 31,	December 31,
	2021	2020
Tax loss carry forward	4,627,504	4,052,013
Negative tax basis of social contribution carryforward	4,567,489	3,660,133

Schedule of changes in net balance of deferred income tax

	December 31,	December 31,
	2021	2020
Beginning balance	8,676,432	1,555,165
Tax loss	143,868	412,759
Negative tax basis of social contribution	81,662	183,066
Provision (Reversal) for judicial liabilities	16,245	(32,471)
Operating provision (reversal) and other losses	(53,467)	136,400
Exchange rate variation	442,296	4,110,964
Derivative (gains) losses (“MtM”)	(110,140)	1,685,406
Amortization of fair value adjustment on business combination	22,996	37,917
Unrealized profit on inventories	122,041	(116,475)
Lease	86,306	265,022
Goodwill - Tax benefit on unamortized goodwill	(276,614)	(253,018)
Property, plant and equipment - deemed cost	68,783	120,578
Accelerated tax depreciation	80,187	88,064
Borrowing cost	10,637	(5,487)
Fair value of biological assets	(225,586)	(184,377)
Deferred taxes on the result of associates abroad (1)	(33,893)	497,743
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (Note 20.3)	(154,468)
Other temporary differences (2)	(167,356)	175,176
Ending balance	8,729,929	8,676,432

1)

On December 31, 2020, amount reversed as a result of a favorable judgement entered for Company, which ensured Company's right to calculate and pay the Corporate Income Tax and Social Contribution on Net Income due in Brazil, without adding to its taxable base the profit earned as of January 2019 by its wholly-owned subsidiary Suzano International Trade GmbH (former Fibria International Trade GmbH), in accordance with the terms of the Brazil-Austria Double Taxation Treaty, either with regard to the merged company Fibria Celulose SA (wholly-owned subsidiary merged on April 1, 2019) in relation to the 1st quarter 2019 base period early terminated due to the merger, either with respect to the subsequent calculation base periods when Suzano International Trade GmbH was already a subsidiary of the Company.

2)

On December 29, 2020, with the final decision of CADE's approval related to the purchase and sale agreement of rural property (Note 1.2.2), Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code (“CTN”). As the accounting recognition occurred at the Closing of the Transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Schedule of changes in the effects of income tax and social contribution on profit or loss

	December 31,	December 31,	December 31,
	2021	2020	2019
Net income (loss) before taxes	8,832,957	(17,642,129)	(4,097,203)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,003,205)	5,998,324	1,393,049

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	3,445,206	1,373,845	(24,933)
Equity method	44,309	12,288	10,878
Thin capitalization (2)	(603,612)	(675,356)	(95,003)
Credit related to Reintegra Program	7,398	6,278	4,515
Tax incentives (3)	16,443	10,668	18,919
Director bonus	(15,656)	(7,677)	(43,913)
Offset income tax abroad		72,890
Merger of subsidiaries		67,311
Donations / Fines - Other	(88,308)	68,623	18,949
	(197,425)	6,927,194	1,282,461
Income tax
Current	(276,431)	(173,322)	(220,311)
Deferred	69,669	5,225,655	1,093,200
	(206,762)	5,052,333	872,889
Social Contribution
Current	(15,684)	(8,604)	(25,799)
Deferred	25,021	1,883,465	435,371
	9,337	1,874,861	409,572
Income and social contribution benefits (expenses) on the year	(197,425)	6,927,194	1,282,461

Effective rate of income and social contribution tax expenses	2.24%	39.27%	31.30%

1)	The effect of the difference in taxation of associates is substantially due to the difference between the nominal rates of Brazil and associates abroad.
2)	The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On December 31, 2021 the Company did not meet all limits and requirements therefore the expense is not deductible for the period.
3)	Income tax and social contribution deduction on profit or loss referring to the use of the (i) expenses with research and development (ii) PAT benefit ("Worker Food Program"), (iii) donations made in cultural projects, audiovisual, (iv) child and adolescent rights funds, and (v) extension of maternity and paternity leave.